UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON BW

ABSOLUTE RETURN

OPPORTUNITIES FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities Fund for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason BW Absolute Return Opportunities Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Legg Mason BW Absolute Return Opportunities Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” Finally, at its meeting that concluded on May 3, 2017 — after the reporting period ended — the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to

-0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short- and long-term Treasury yields moved higher overall during the six months ended April 30, 2017. Two-year Treasury yields began the reporting period at 0.86% and ended the period at 1.28%. Their low for the period of 0.80% occurred on November 4, 2016, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 1.84% and ended the period at 2.29%. Their

IV	Legg Mason BW Absolute Return Opportunities Fund

low of 1.79% occurred on November 4, 2016, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -0.67% during the six months ended April 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 5.30% for the six months ended April 30, 2017. The high-yield market began the reporting period on a weak note, as it modestly declined in November 2016 amid sharply rising interest rates. However, high-yield bonds then rallied sharply over the next three months given robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied in April 2017.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 2.65% during the six months ended April 30, 2017. The asset class fell sharply in November 2016, as demand was weak against a backdrop of rising interest rates in the U.S. and a sharp rally by the U.S. dollar. However, the asset class then rallied over the last five months of the period. This turnaround was triggered by improving investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar.

Performance review

For the six months ended April 30, 2017, Class A shares of Legg Mason BW Absolute Return Opportunities Fund, excluding sales charges, returned 2.95%. The Fund’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexxii, returned 0.23% for the same period. The Lipper Alternative Global Macro Funds Category Average1 returned 3.78% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 317 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Legg Mason BW Absolute Return Opportunities Fund	V

Investment commentary (cont’d)

Performance Snapshot as of April 30, 2017 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Absolute Return Opportunities Fund:
Class A	2.95%
Class C	2.60%
Class C1[1]	2.70%
Class FI	2.88%
Class R	2.77%
Class I	3.10%
Class IS	3.12%
Citigroup 3-Month U.S. Treasury Bill Index	0.23%
Lipper Alternative Global Macro Funds Category Average	3.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2017 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.41%, 1.91%, 1.99%, 2.66%, 2.22%, 2.78% and 2.91%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A and Class R shares would have been 2.07% and 0.96%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.31%, 1.83%, 1.54%, 1.14%, 1.57%, 0.85% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

VI	Legg Mason BW Absolute Return Opportunities Fund

operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds, known as “junk bonds”, involve greater credit and liquidity risks than investment grade bonds. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason BW Absolute Return Opportunities Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

VIII	Legg Mason BW Absolute Return Opportunities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.95%	$1,000.00	$1,029.50	1.20%	$6.04	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	2.60	1,000.00	1,026.00	1.83	9.19	Class C	5.00	1,000.00	1,015.72	1.83	9.15
Class C1	2.70	1,000.00	1,027.00	1.70	8.54	Class C1	5.00	1,000.00	1,016.36	1.70	8.50
Class FI	2.88	1,000.00	1,028.80	1.04	5.23	Class FI	5.00	1,000.00	1,019.64	1.04	5.21
Class R	2.77	1,000.00	1,027.70	1.45	7.29	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	3.10	1,000.00	1,031.00	0.85	4.28	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	3.12	1,000.00	1,031.20	0.73	3.68	Class IS	5.00	1,000.00	1,021.17	0.73	3.66

2	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2017

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 42.9%
Australia — 2.4%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	44,970,000	AUD	$40,241,831	(a)
Brazil — 5.3%
Federative Republic of Brazil, Notes	10.000%	1/1/25	135,015,000	BRL	41,921,159
Federative Republic of Brazil, Notes	10.000%	1/1/27	153,130,000	BRL	47,297,237
Total Brazil					89,218,396
Indonesia — 4.6%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,292,753
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	589,200,000,000	IDR	49,530,020
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	4,043,724
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	16,785,052
Total Indonesia					77,651,549
Malaysia — 4.0%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	129,645,000	MYR	29,833,462
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	55,850,000	MYR	13,015,173
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	17,270,000	MYR	3,954,950
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	19,681,496
Total Malaysia					66,485,081
Mexico — 13.2%
United Mexican States, Senior Bonds	8.500%	5/31/29	959,830,000	MXN	55,767,805
United Mexican States, Senior Bonds	7.750%	11/23/34	377,500,000	MXN	20,485,194
United Mexican States, Senior Bonds	8.500%	11/18/38	1,027,600,000	MXN	59,748,483
United Mexican States, Senior Bonds	7.750%	11/13/42	1,552,500,000	MXN	83,759,664
Total Mexico					219,761,146
Poland — 5.7%
Republic of Poland, Bonds	3.250%	7/25/25	261,070,000	PLN	67,368,605
Republic of Poland, Bonds	2.500%	7/25/26	116,645,000	PLN	28,132,878
Total Poland					95,501,483
Portugal — 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	2.875%	10/15/25	43,465,000	EUR	46,766,892	(a)
South Africa — 4.9%
Republic of South Africa, Bonds	6.750%	3/31/21	149,620,000	ZAR	10,843,286
Republic of South Africa, Bonds	6.500%	2/28/41	638,115,000	ZAR	34,064,633
Republic of South Africa, Bonds	8.750%	2/28/48	549,365,000	ZAR	37,399,368
Total South Africa					82,307,287
Total Sovereign Bonds (Cost — $807,898,367)					717,933,665

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations — 0.3%
IM Pastor Fondo de Titulizacion de Activos, 2004 A (Cost — $6,621,183)	0.000%	3/22/44	5,589,130	EUR	$5,082,236	(a)(b)
Corporate Bonds & Notes — 19.4%
Consumer Discretionary — 2.4%
Automobiles — 1.5%
Ford Motor Credit Co., LLC, Senior Notes	2.031%	6/15/18	15,655,000		15,736,234	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.155%	1/9/20	10,115,000		10,198,934	(b)
Total Automobiles					25,935,168
Media — 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000		14,358,644
Total Consumer Discretionary					40,293,812
Financials — 17.0%
Banks — 9.3%
Bank of America Corp., Senior Notes	2.198%	1/15/19	24,880,000		25,154,227	(b)
Citigroup Inc., Senior Bonds	1.860%	4/27/18	12,550,000		12,599,020	(b)
Citigroup Inc., Senior Notes	1.945%	1/10/20	7,990,000		8,025,252	(b)
Corporacion Andina de Fomento, Senior Notes	1.722%	1/29/18	19,700,000		19,718,163	(b)
JPMorgan Chase & Co., Senior Notes	2.056%	1/25/18	22,960,000		23,088,255	(b)
JPMorgan Chase Bank N.A., Senior Bonds	1.602%	9/21/18	8,815,000		8,841,692	(b)
Kommunalbanken AS, Senior Bonds	1.467%	6/16/20	22,242,000		22,424,473	(b)(c)
Santander UK PLC, Senior Notes	1.562%	9/29/17	13,535,000		13,538,276	(b)
Wells Fargo & Co., Senior Notes	2.192%	7/26/21	21,540,000		21,864,823	(b)
Total Banks					155,254,181
Capital Markets — 5.9%
Goldman Sachs Group Inc., Senior Notes	2.139%	11/15/18	48,895,000		49,459,933	(b)
Macquarie Bank Ltd., Senior Notes	1.797%	10/27/17	10,400,000		10,425,241	(b)(c)
Morgan Stanley, Senior Notes	2.436%	4/25/18	38,555,000		38,957,745	(b)
Total Capital Markets					98,842,919
Consumer Finance — 1.1%
American Express Credit Corp., Senior Notes	1.782%	7/31/18	17,780,000		17,860,259	(b)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000		11,281,857
Total Financials					283,239,216
Total Corporate Bonds & Notes (Cost — $322,244,898)					323,533,028
U.S. Government & Agency Obligations — 32.3%
U.S. Government Obligations — 32.3%
U.S. Treasury Bonds	2.875%	11/15/46	64,370,000		63,268,693

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason BW Absolute Return Opportunities Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.996%	7/31/18	128,610,000	$128,881,367	(b)
U.S. Treasury Notes	0.992%	10/31/18	118,660,000	118,910,491	(b)
U.S. Treasury Notes	0.962%	1/31/19	212,305,000	212,688,423	(b)
U.S. Treasury Notes	1.000%	4/30/19	15,890,000	15,891,176	(b)
Total U.S. Government & Agency Obligations (Cost — $537,921,617)				539,640,150
Total Investments before Short-Term Investments (Cost — $1,674,686,065)				1,586,189,079

			Shares
Short-Term Investments — 4.0%
Money Market Funds — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class	0.901%		465	465
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.679%		66,837,746	66,837,746
Total Short-Term Investments (Cost — $66,838,211)				66,838,211
Total Investments — 98.9% (Cost — $1,741,524,276#)				1,653,027,290
Other Assets in Excess of Liabilities — 1.1%				18,719,803
Total Net Assets — 100.0%				$1,671,747,093

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities Fund

Summary of Investments by Country** (unaudited)
United States	47.5%
Mexico	13.3
Poland	5.8
Brazil	5.4
South Africa	5.0
Indonesia	4.7
Malaysia	4.0
Australia	3.1
Portugal	2.8
Norway	1.4
Supranational	1.2
United Kingdom	0.8
Netherlands	0.7
Spain	0.3
Short-Term Investments	4.0
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2017 and are subject to change.

At April 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
United Kingdom Long Gilt Bonds	3,025	6/17	$495,733,708	$502,558,990	$(6,825,282)

At April 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	124,022,891	JPY	13,740,000,000	Citibank N.A.	5/2/17	$766,555
JPY	13,740,000,000	USD	123,627,857	JPMorgan Chase & Co.	5/2/17	(371,520)
USD	299,856,087	EUR	279,770,000	Citibank N.A.	5/10/17	(5,000,804)
EUR	46,150,000	USD	50,365,110	HSBC Bank USA, N.A.	5/10/17	(76,854)
EUR	15,250,000	USD	16,438,509	HSBC Bank USA, N.A.	5/10/17	178,954
USD	19,110,412	EUR	18,030,000	HSBC Bank USA, N.A.	5/10/17	(536,333)
EUR	22,500,000	USD	24,402,038	Morgan Stanley & Co. Inc.	5/10/17	115,530
USD	20,301,169	EUR	18,900,000	National Australia Bank Ltd.	5/10/17	(293,589)
USD	138,768,613	SGD	197,100,000	HSBC Bank USA, N.A.	5/16/17	(2,325,570)
SGD	65,700,000	USD	46,734,124	JPMorgan Chase & Co.	5/16/17	297,269
SGD	65,700,000	USD	46,610,620	JPMorgan Chase & Co.	5/16/17	420,774

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason BW Absolute Return Opportunities Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	65,700,000	USD	46,516,238	JPMorgan Chase & Co.	5/16/17	$515,156
AUD	5,000,000	USD	3,833,400	HSBC Bank USA, N.A.	5/17/17	(90,433)
USD	19,470,176	AUD	25,870,000	HSBC Bank USA, N.A.	5/17/17	104,067
AUD	57,800,000	USD	44,037,820	Morgan Stanley & Co. Inc.	5/17/17	(769,123)
USD	46,727,076	TWD	1,428,400,000	JPMorgan Chase & Co.	6/2/17	(669,267)
USD	46,605,666	TWD	1,433,800,000	JPMorgan Chase & Co.	6/2/17	(969,857)
USD	55,095,272	TWD	1,707,700,000	JPMorgan Chase & Co.	6/2/17	(1,568,642)
USD	9,239,669	TWD	279,500,000	JPMorgan Chase & Co.	6/2/17	(34,537)
SEK	62,800,000	USD	7,073,454	Barclays Bank PLC	6/5/17	28,425
SEK	415,500,000	USD	46,117,219	HSBC Bank USA, N.A.	6/5/17	870,534
USD	77,627,461	KRW	89,640,000,000	HSBC Bank USA, N.A.	6/7/17	(1,178,552)
USD	6,210,291	KRW	6,940,000,000	HSBC Bank USA, N.A.	6/7/17	109,067
GBP	110,200,000	USD	135,424,229	Citibank N.A.	6/9/17	7,451,545
GBP	4,500,000	USD	5,638,514	HSBC Bank USA, N.A.	6/9/17	195,798
USD	3,048,592	GBP	2,440,000	JPMorgan Chase & Co.	6/9/17	(114,901)
CLP	40,970,000,000	USD	63,264,361	HSBC Bank USA, N.A.	6/16/17	(2,006,927)
CLP	3,680,000,000	USD	5,589,732	HSBC Bank USA, N.A.	6/16/17	(87,478)
USD	50,312,673	CLP	33,550,000,000	HSBC Bank USA, N.A.	6/16/17	149,456
USD	16,639,434	CLP	11,100,000,000	HSBC Bank USA, N.A.	6/16/17	42,960
INR	4,741,000,000	USD	70,371,003	Barclays Bank PLC	6/21/17	2,820,614
INR	410,000,000	USD	6,282,081	Barclays Bank PLC	6/21/17	47,503
NOK	659,300,000	USD	76,801,659	HSBC Bank USA, N.A.	7/10/17	47,929
SEK	478,500,000	USD	53,572,028	HSBC Bank USA, N.A.	7/21/17	677,974
USD	124,100,744	JPY	13,740,000,000	JPMorgan Chase & Co.	8/2/17	374,588
Total						$(879,689)

Abbreviations used in this table:
AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $1,741,524,276)	$1,653,027,290
Foreign currency, at value (Cost — $7)	7
Deposits with brokers for open futures contracts	22,292,051
Interest receivable	17,962,522
Unrealized appreciation on forward foreign currency contracts	15,214,698
Receivable for Fund shares sold	5,637,666
Prepaid expenses	153,275
Total Assets	1,714,287,509

Liabilities:
Unrealized depreciation on forward foreign currency contracts	16,094,387
Payable for securities purchased	15,890,393
Payable to broker — variation margin on open futures contracts	6,819,928
Payable for Fund shares repurchased	1,672,413
Investment management fee payable	857,595
Accrued foreign capital gains tax	306,818
Service and/or distribution fees payable	66,082
Trustees’ fees payable	7,610
Accrued expenses	825,190
Total Liabilities	42,540,416
Total Net Assets	$1,671,747,093

Net Assets:
Par value (Note 7)	$1,377
Paid-in capital in excess of par value	1,747,950,845
Undistributed net investment income	11,271,614
Accumulated net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	8,550,346
Net unrealized depreciation on investments, futures contracts and foreign currencies	(96,027,089)	†
Total Net Assets	$1,671,747,093

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2017

Net Assets:
Class A	$147,284,447
Class C	$9,345,947
Class C1	$2,089,342
Class FI	$123,671,671
Class R	$11,963
Class I	$746,505,663
Class IS	$642,838,060

Shares Outstanding:
Class A	12,182,326
Class C	778,309
Class C1	173,652
Class FI	10,252,077
Class R	989
Class I	61,495,904
Class IS	52,850,273

Net Asset Value:
Class A (and redemption price)	$12.09
Class C*	$12.01
Class C1 (and redemption price)	$12.03
Class FI (and redemption price)	$12.06
Class R (and redemption price)	$12.09
Class I (and redemption price)	$12.14
Class IS (and redemption price)	$12.16
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$12.37

†	Net of accrued foreign capital gains tax of $306,818.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Interest	$26,789,598
Less: Foreign taxes withheld	(189,914)
Total Investment Income	26,599,684

Expenses:
Investment management fee (Note 2)	4,761,156
Transfer agent fees (Note 5)	929,557
Service and/or distribution fees (Notes 2 and 5)	438,912
Custody fees	220,192
Trustees’ fees	82,959
Registration fees	64,824
Fees recaptured by investment manager (Note 2)	62,937
Fund accounting fees	61,916
Legal fees	61,361
Commitment fees (Note 9)	27,773
Shareholder reports	23,658
Audit and tax fees	22,698
Insurance	11,134
Miscellaneous expenses	44,798
Total Expenses	6,813,875
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(262,827)
Net Expenses	6,551,048
Net Investment Income	20,048,636

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(13,164,814)
Futures contracts	29,061,224
Forward foreign currency contracts	44,202,144
Foreign currency transactions	(595,058)
Net Realized Gain	59,503,496
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,571,598)	†
Futures contracts	(19,948,219)
Forward foreign currency contracts	(14,184,429)
Foreign currencies	534,127
Change in Net Unrealized Appreciation (Depreciation)	(36,170,119)
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	23,333,377
Increase in Net Assets From Operations	$43,382,013

†	Net of change in accrued foreign capital gains tax of $(74,337).

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Year Ended October 31, 2016	2017	2016

Operations:
Net investment income	$20,048,636	$39,313,565
Net realized gain (loss)	59,503,496	(105,871,311)
Change in net unrealized appreciation (depreciation)	(36,170,119)	118,107,046
Increase in Net Assets From Operations	43,382,013	51,549,300

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,200,079)	(29,000,111)
Net realized gains	—	(23,076,179)
Decrease in Net Assets From Distributions to Shareholders	(6,200,079)	(52,076,290)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	709,086,207	409,994,843
Reinvestment of distributions	5,348,879	45,844,671
Cost of shares repurchased	(541,533,390)	(704,396,915)
Increase (Decrease) in Net Assets From Fund Share Transactions	172,901,696	(248,557,401)
Increase (Decrease) in Net Assets	210,083,630	(249,084,391)

Net Assets:
Beginning of period	1,461,663,463	1,710,747,854
End of period*	$1,671,747,093	$1,461,663,463
*Includes undistributed (overdistributed) net investment income, respectively, of:	$11,271,614	$(2,576,943)

See Notes to Financial Statements.

12	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.77	$11.75	$13.09	$12.46	$12.73	$11.91

Income (loss) from operations:
Net investment income	0.14	0.26	0.23	0.29	0.26	0.29
Net realized and unrealized gain (loss)	0.21	0.12	(0.87)	0.58	0.02	0.87
Total income (loss) from operations	0.35	0.38	(0.64)	0.87	0.28	1.16

Less distributions from:
Net investment income	(0.03)	(0.20)	(0.36)	(0.24)	(0.00) [3]	(0.28)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)	(0.06)
Return of capital	—	—	—	—	(0.28)	—
Total distributions	(0.03)	(0.36)	(0.70)	(0.24)	(0.55)	(0.34)

Net asset value, end of period	$12.09	$11.77	$11.75	$13.09	$12.46	$12.73
Total return[4]	2.95%	3.37%	(5.05)%	7.07%	2.17%	9.83%

Net assets, end of period (000s)	$147,284	$363,993	$478,872	$302,754	$139,179	$17,205

Ratios to average net assets:
Gross expenses	1.37%[5,6]	1.31%[6]	1.30%[6]	1.27%[6]	1.22%[6]	1.50%
Net expenses[7,8]	1.20 [5,6]	1.20 [6]	1.20 [6]	1.20 [6]	1.20 [6]	1.18
Net investment income	2.37 [5]	2.23	1.87	2.30	2.08	2.39

Portfolio turnover rate	29%	30%	43%	64%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.72	$11.75	$13.08	$12.46	$12.73	$12.54

Income (loss) from operations:
Net investment income	0.10	0.18	0.15	0.21	0.16	0.06
Net realized and unrealized gain (loss)	0.20	0.13	(0.85)	0.57	0.03	0.19
Total income (loss) from operations	0.30	0.31	(0.70)	0.78	0.19	0.25

Less distributions from:
Net investment income	(0.01)	(0.18)	(0.29)	(0.16)	(0.00) [4]	(0.06)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)	—
Return of capital	—	—	—	—	(0.19)	—
Total distributions	(0.01)	(0.34)	(0.63)	(0.16)	(0.46)	(0.06)

Net asset value, end of period	$12.01	$11.72	$11.75	$13.08	$12.46	$12.73
Total return[5]	2.60%	2.74%	(5.56)%	6.30%	1.45%	1.99%

Net assets, end of period (000s)	$9,346	$10,307	$15,654	$12,326	$12,680	$515

Ratios to average net assets:
Gross expenses	1.83%[6]	1.83%	1.81%[7]	1.91%[7]	1.91%[7]	1.85%[6]
Net expenses[8]	1.83 [6,9]	1.83	1.81 [7]	1.91 [7,9]	1.89 [7,9]	1.85 [6,9]
Net investment income	1.75 [6]	1.59	1.26	1.63	1.30	2.09 [6]

Portfolio turnover rate	29%	30%	43%	64%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period August 1, 2012 (inception date) to October 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2016	2015	2014	2013		2012

Net asset value, beginning of period	$11.73	$11.76	$13.08	$12.46	$12.73		$11.91

Income (loss) from operations:
Net investment income	0.11	0.20	0.17	0.23	0.22		0.22
Net realized and unrealized gain (loss)	0.21	0.11	(0.85)	0.57	0.00	[4]	0.87
Total income (loss) from operations	0.32	0.31	(0.68)	0.80	0.22		1.09

Less distributions from:
Net investment income	(0.02)	(0.18)	(0.30)	(0.18)	(0.00)	[4]	(0.21)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)		(0.06)
Return of capital	—	—	—	—	(0.22)		—
Total distributions	(0.02)	(0.34)	(0.64)	(0.18)	(0.49)		(0.27)

Net asset value, end of period	$12.03	$11.73	$11.76	$13.08	$12.46		$12.73
Total return[5]	2.70%	2.80%	(5.42)%	6.48%	1.67%		9.28%

Net assets, end of period (000s)	$2,089	$2,552	$3,592	$4,275	$4,813		$7,460

Ratios to average net assets:
Gross expenses	1.67%[6,7]	1.70%[7]	1.70%[7]	1.73%[7]	1.81%[7]		2.03%
Net expenses[8]	1.63 [6,7,9]	1.70 [7]	1.70 [7]	1.70 [7,9]	1.70	[7,9]	1.67 [9]
Net investment income	1.93 [6]	1.73	1.37	1.84	1.73		1.84

Portfolio turnover rate	29%	30%	43%	64%	92%		97%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended April 30, 2017 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013		2012[3]

Net asset value, beginning of period	$11.77	$11.74	$13.07	$12.46	$12.73		$11.91

Income (loss) from operations:
Net investment income	0.15	0.27	0.24	0.29	0.28		0.30
Net realized and unrealized gain (loss)	0.19	0.12	(0.85)	0.57	0.00	[4]	0.86
Total income (loss) from operations	0.34	0.39	(0.61)	0.86	0.28		1.16

Less distributions from:
Net investment income	(0.05)	(0.20)	(0.38)	(0.25)	(0.00)	[4]	(0.28)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)		(0.06)
Return of capital	—	—	—	—	(0.28)		—
Total distributions	(0.05)	(0.36)	(0.72)	(0.25)	(0.55)		(0.34)

Net asset value, end of period	$12.06	$11.77	$11.74	$13.07	$12.46		$12.73
Total return[5]	2.88%	3.46%	(4.89)%	7.01%	2.18%		9.84%

Net assets, end of period (000s)	$123,672	$3,294	$3,516	$381	$228		$11

Ratios to average net assets:
Gross expenses	1.04%[6]	1.14%	1.13%[7]	1.30%	1.15%[7]		1.64%[6]
Net expenses[8]	1.04 [6]	1.14	1.13 [7]	1.19 [9]	1.15	[7]	1.20 [6,9]
Net investment income	2.75 [6]	2.32	1.94	2.33	2.23		2.44 [6]

Portfolio turnover rate	29%	30%	43%	64%	92%		97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period October 31, 2011 (inception date) through October 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$11.79	$11.80	$13.13	$12.46	$12.73	$11.91

Income (loss) from operations:
Net investment income	0.13	0.22	0.20	0.27	0.25	0.27
Net realized and unrealized gain (loss)	0.20	0.12	(0.86)	0.57	0.00 [4]	0.86
Total income (loss) from operations	0.33	0.34	(0.66)	0.84	0.25	1.13

Less distributions from:
Net investment income	(0.03)	(0.19)	(0.33)	(0.17)	—	(0.25)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)	(0.06)
Return of capital	—	—	—	—	(0.25)	—
Total distributions	(0.03)	(0.35)	(0.67)	(0.17)	(0.52)	(0.31)

Net asset value, end of period	$12.09	$11.79	$11.80	$13.13	$12.46	$12.73
Total return[5]	2.77%	3.03%	(5.25)%	6.78%	1.91%	9.56%

Net assets, end of period (000s)	$12	$12	$11	$12	$35	$11

Ratios to average net assets:
Gross expenses	1.73%[6]	1.58%[7]	1.56%[7]	1.66%[7]	1.61%	1.91%[6]
Net expenses[8,9]	1.45 [6]	1.45 [7]	1.45 [7]	1.45 [7]	1.45	1.45 [6]
Net investment income	2.14 [6]	1.94	1.59	2.11	1.96	2.19 [6]

Portfolio turnover rate	29%	30%	43%	64%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period October 31, 2011 (inception date) through October 31, 2012.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$11.82	$11.77	$13.10	$12.47	$12.73	$11.91

Income (loss) from operations:
Net investment income	0.16	0.30	0.27	0.34	0.31	0.36
Net realized and unrealized gain (loss)	0.21	0.12	(0.86)	0.57	0.03	0.84
Total income (loss) from operations	0.37	0.42	(0.59)	0.91	0.34	1.20

Less distributions from:
Net investment income	(0.05)	(0.21)	(0.40)	(0.28)	(0.00) [3]	(0.32)
Net realized gains	—	(0.16)	(0.34)	—	(0.27)	(0.06)
Return of capital	—	—	—	—	(0.33)	—
Total distributions	(0.05)	(0.37)	(0.74)	(0.28)	(0.60)	(0.38)

Net asset value, end of period	$12.14	$11.82	$11.77	$13.10	$12.47	$12.73
Total return[4]	3.10%	3.73%	(4.66)%	7.38%	2.62%	10.22%

Net assets, end of period (000s)	$746,506	$574,681	$633,362	$512,364	$371,849	$64,138

Ratios to average net assets:
Gross expenses	0.86%[5,6]	0.86%[6]	0.86%[6]	0.88%[6]	0.89%[6]	1.03%
Net expenses[7,8]	0.85 [5,6]	0.85 [6]	0.85 [6]	0.85 [6]	0.85 [6]	0.83
Net investment income	2.73 [5]	2.59	2.22	2.67	2.42	2.93

Portfolio turnover rate	29%	30%	43%	64%	92%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$11.84	$11.78	$13.11	$12.47	$12.97

Income (loss) from operations:
Net investment income	0.17	0.31	0.29	0.35	0.21
Net realized and unrealized gain (loss)	0.20	0.12	(0.86)	0.58	(0.51)
Total income (loss) from operations	0.37	0.43	(0.57)	0.93	(0.30)

Less distributions from:
Net investment income	(0.05)	(0.21)	(0.42)	(0.29)	(0.00)	[4]
Net realized gains	—	(0.16)	(0.34)	—	—
Return of capital	—	—	—	—	(0.20)
Total distributions	(0.05)	(0.37)	(0.76)	(0.29)	(0.20)

Net asset value, end of period	$12.16	$11.84	$11.78	$13.11	$12.47
Total return[5]	3.12%	3.85%	(4.53)%	7.57%	(2.33)%

Net assets, end of period (000s)	$642,838	$506,825	$575,741	$595,857	$185,824

Ratios to average net assets:
Gross expenses	0.73%[6]	0.72%	0.72%[7]	0.74%[7]	0.76%[6]
Net expenses[8]	0.73 [6]	0.72	0.72 [7]	0.73 [7,9]	0.75	[6,9]
Net investment income	2.86 [6]	2.71	2.35	2.78	2.42	[6]

Portfolio turnover rate	29%	30%	43%	64%	92%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period March 1, 2013 (inception date) through October 31, 2013.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

20	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$717,933,665	—	$717,933,665
Collateralized mortgage obligations	—	5,082,236	—	5,082,236
Corporate bonds & notes	—	323,533,028	—	323,533,028
U.S. government & agency obligations	—	539,640,150	—	539,640,150
Total long-term investments	—	1,586,189,079	—	1,586,189,079
Short-term investments†	66,838,211	—	—	66,838,211
Total investments	$66,838,211	$1,586,189,079	—	$1,653,027,290
Other financial instruments:
Forward foreign currency contracts	—	15,214,698	—	15,214,698
Total	$66,838,211	$1,601,403,777	—	$1,668,241,988

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$6,825,282	—	—	$6,825,282
Forward foreign currency contracts	—	$16,094,387	—	16,094,387
Total	$6,825,282	$16,094,387	—	$22,919,669

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

22	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of

24	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $16,094,387. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2017, there were $306,818 of capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global monthly 70% of the net management fee it receives from the Fund.

26	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended April 30, 2017, fees waived and/or expenses reimbursed amounted to $262,827.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires October 31, 2017	$43,955	—	—	—	$55	—	—
Expires October 31, 2018	418,431	—	—	—	13	$58,272	—
Expires October 31, 2019	468,472	—	—	—	14	49,583	—
Expires October 31, 2020	239,638	—	—	—	16	22,656	—
Total fee waivers/expense reimbursements subject to recapture	$1,170,496	—	—	—	$98	$130,511	—

For the six months ended April 30, 2017, LMPFA recaptured $311, $1,313, and $61,313 for Class A, Class C1 and Class I shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C1 shares are not available for purchase by new or existing investors. Class C1 shares will continue to be available for dividend

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

reinvestment and incoming exchanges. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2017, LMIS and its affiliates retained sales charges of $6,327 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$1,581	$672

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$229,533,082	$298,645,480
Sales	235,586,047	144,146,644

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,713,544
Gross unrealized depreciation	(115,210,530)
Net unrealized depreciation	$(88,496,986)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2017.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Total
Forward foreign currency contracts	$15,214,698	$15,214,698

28	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$6,825,282	—	$6,825,282
Forward foreign currency contracts	—	$16,094,387	16,094,387
Total	$6,825,282	$16,094,387	$22,919,669

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$29,061,224	—	$29,061,224
Forward foreign currency contracts[1]	—	$44,202,144	44,202,144
Total	$29,061,224	$44,202,144	$73,263,368

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(19,948,219)	—	$(19,948,219)
Forward foreign currency contracts[1]	—	$(14,184,429)	(14,184,429)
Total	$(19,948,219)	$(14,184,429)	$(34,132,648)

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$45,158,513
Futures contracts (to sell)	1,290,811,007
Forward foreign currency contracts (to buy)	676,440,909
Forward foreign currency contracts (to sell)	852,789,446

†	At April 30, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$15,214,698	—	$15,214,698

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Futures contracts[2]	$6,819,928	$(6,819,928)	—
Forward foreign currency contracts	16,094,387	—	$16,094,387
Total	$22,914,315	$(6,819,928)	$16,094,387

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$349,283	†	$555,529
Class C	48,032	†	5,206
Class C1	8,511	†	876
Class FI	33,057		3,405
Class R	29		31
Class I	—		363,806
Class IS	—		704
Total	$438,912		$929,557

†	Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2017, the service and/or distribution fees reimbursed amounted to $11, $146 and $360 for Class A, Class C and Class C1 shares, respectively.

For the six months ended April 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$239,649
Class C	146
Class C1	360
Class FI	—
Class R	16
Class I	22,656
Class IS	—
Total	$262,827

30	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Net Investment Income:
Class A	$460,736	$7,572,262
Class C	11,613	214,091
Class C1	2,916	54,452
Class FI	500,514	51,779
Class R	26	181
Class I	2,823,989	10,721,240
Class IS	2,400,285	10,386,106
Total	$6,200,079	$29,000,111

Net Realized Gains:
Class A	—	$6,299,833
Class C	—	199,660
Class C1	—	49,095
Class FI	—	43,124
Class R	—	156
Class I	—	8,448,926
Class IS	—	8,035,385
Total	—	$23,076,179

7. Shares of beneficial interest

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,600,737	$30,734,741	7,322,063	$83,964,550
Shares issued on reinvestment	37,030	446,576	1,203,647	13,528,992
Shares repurchased	(21,371,951)	(254,720,458)	(18,347,350)	(210,852,154)
Net decrease	(18,734,184)	$(223,539,141)	(9,821,640)	$(113,358,612)

Class C
Shares sold	57,662	$679,813	136,036	$1,546,270
Shares issued on reinvestment	855	10,251	31,204	351,050
Shares repurchased	(159,859)	(1,877,249)	(619,696)	(7,087,387)
Net decrease	(101,342)	$(1,187,185)	(452,456)	$(5,190,067)

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C1
Shares sold	75	$885	7,248	$84,824
Shares issued on reinvestment	230	2,762	8,867	99,754
Shares repurchased	(44,160)	(519,666)	(104,088)	(1,188,384)
Net decrease	(43,855)	$(516,019)	(87,973)	$(1,003,806)

Class FI
Shares sold	10,114,354	$122,870,196	235,142	$2,707,815
Shares issued on reinvestment	41,605	500,514	8,451	94,903
Shares repurchased	(183,786)	(2,210,299)	(263,150)	(3,050,262)
Net increase (decrease)	9,972,173	$121,160,411	(19,557)	$(247,544)

Class R
Shares issued on reinvestment	2	$26	30	$337
Net increase	2	$26	30	$337

Class I
Shares sold	32,256,204	$386,811,025	21,236,782	$243,710,730
Shares issued on reinvestment	169,476	2,052,360	1,348,738	15,173,304
Shares repurchased	(19,553,908)	(234,380,787)	(27,774,994)	(319,013,998)
Net increase (decrease)	12,871,772	$154,482,598	(5,189,474)	$(60,129,964)

Class IS
Shares sold	13,885,391	$167,989,547	6,786,407	$77,980,654
Shares issued on reinvestment	192,613	2,336,390	1,473,919	16,596,331
Shares repurchased	(4,040,633)	(47,824,931)	(14,331,330)	(163,204,730)
Net increase (decrease)	10,037,371	$122,501,006	(6,071,004)	$(68,627,745)

8. Deferred capital losses

As of October 31, 2016, the Fund had deferred capital losses of $31,086,833, which have no expiration date, that will be available to offset future taxable capital gains.

9. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended April 30, 2017, the Fund

32	Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report

incurred a commitment fee in the amount of $27,773. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2017.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent event

Subsequent to the six months ended April 30, 2017, shareholder redemptions from Class FI shares exceeded 50% of Class FI net assets as of April 30, 2017.

Legg Mason BW Absolute Return Opportunities Fund 2017 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At its November 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Advisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”). (The Management Agreement and Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 13, 2016, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2016 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 2, 2016.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Adviser, under the Management Agreement and Advisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Adviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Adviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the

34	Legg Mason BW Absolute Return Opportunities Fund

day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Adviser and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies and practices regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board considered that, although the Fund’s performance for the three-year period ended June 30, 2016 placed the Class I shares in the fourth quintile, the Fund outperformed the median of its Performance Universe for the one- and five-year periods ended June 30, 2016, placing the Class I Shares in the third and second quintiles, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Adviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Adviser. In addition, the Board reviewed and considered the actual management fee (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Legg Mason BW Absolute Return Opportunities Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including a variable account fund and any subadvisory relationships with unaffiliated registered investment companies. With respect to the variable account fund, the Board noted that the Fund had a fee rate schedule that was equal to or more favorable than that fund.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that, although the Actual Management Fees were above median (third quintile) and actual expense ratios for the Class I Shares were higher than the Broadridge expense group median (third quintile) and average, Contractual Management Fees were lower than median (second quintile) and actual expenses for the Class I shares were lower than the expense universe median. The Board also reviewed the expense ratios for each class of shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2016 and 2015, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2012 through 2016. The Board also received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers and breakpoints during the Manager’s 2012 through 2016 fiscal years. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

36	Legg Mason BW Absolute Return Opportunities Fund

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Legg Mason BW Absolute Return Opportunities Fund	37

Legg Mason BW

Absolute Return Opportunities Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Absolute Return Opportunities Fund

The Fund is a separate series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/17 SR17-3077

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2017